Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Current marketable investment securities	$ 3,748,839	$ 4,117,326	$ 2,269,670
Restricted marketable investment securities	74,194	63,902	49,044
Total marketable investment securities	3,823,033	4,181,228	2,318,714
Restricted cash and cash equivalents	6,490	18,878	72,617
Total marketable investment securities and restricted cash and cash equivalents	4,159,273	4,205,502
EchoStar
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Other investment securities - cost method	228,795
HSSC
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Other investment securities - cost method	87,409
Current marketable investment securities - VRDNs
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Current marketable investment securities	20,538	105,854	124,007
Settlement period	5 days	5 days
Current marketable investment securities - other
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Current marketable investment securities	3,728,301	4,011,472	2,145,663
Other investment securities - cost method	$ 13,546	$ 5,396